Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 62,347	$ 49,898	$ 69,494	$ 57,263	$ 49,614
Interest on taxable securities	999	948	1,357	1,767	1,903
Interest on nontaxable securities	765	604	825	522	147
Interest on federal funds sold and other	256	226	214	87	70
Total interest income	64,367	51,676	71,890	59,639	51,734
Interest expense:
Interest on deposits	5,178	6,371	8,351	9,912	10,779
Interest on FHLB advances	2,475	1,696	2,383	1,477	1,425
Interest on notes payable and other borrowings	1,326	1,466	2,072	1,489	981
Interest on junior subordinated debentures	408	381	531	480	484
Total interest expense	9,387	9,914	13,337	13,358	13,669
Net interest income	54,980	41,762	58,553	46,281	38,065
Provision for loan losses	2,939	2,255	3,184	1,650	4,043
Net interest income after provision for loan losses	52,041	39,507	55,369	44,631	34,022
Noninterest income:
Service charges on deposit accounts	3,597	2,473	3,386	3,383	2,841
Mortgage fee income	3,120	2,965	4,116	2,654	1,741
Gain (loss) on sale of other real estate	173	(75)	1,135	918	136
Bargain purchase gain on acquisitions of banks			0	0	6,692
Gain on sale of branch	0	51	38	0	0
Loss on sale of securities available for sale	0	(3)	(3)	0	0
Gain (loss) on sale of premises and equipment	4	(346)	(343)	21	1
Increase in cash surrender value of BOLI	240	245	327	330	303
Other	475	302	512	402	442
Total noninterest income	7,609	5,612	9,168	7,708	12,156
Noninterest expense:
Salaries and employee benefits	23,688	18,910	26,569	21,118	17,019
Occupancy	6,562	5,315	7,317	6,776	5,552
Data processing	969	851	1,198	850	708
FDIC assessment	241	624	800	1,238	1,042
Advertising and public relations	620	522	626	589	483
Communications	1,090	985	1,334	1,074	843
Net other real estate owned expenses (including taxes)	368	205	220	403	825
Operations of IBG Adriatica, net	600	741	832	871	0
Other real estate impairment	475	56	94	184	805
Core deposit intangible amortization	527	480	656	567	431
Professional fees	918	752	1,104	971	750
Acquisition expense, including legal	602	811	1,401	0	668
Other	5,297	3,579	5,009	3,998	3,936
Total noninterest expense	41,957	33,831	47,160	38,639	33,062
Income before taxes	17,693	11,288
Income tax expense	2,172
Net income	15,521	11,288	17,377	13,700	13,116
Basic earnings per share (usd per share)	$ 1.44	$ 1.47	$ 2.23	$ 2.00	$ 1.95
Diluted earnings per share (usd per share)	$ 1.43	$ 1.47	$ 2.23	$ 2.00	$ 1.95
Pro Forma
Noninterest expense:
Income tax expense	5,798	3,635	5,230	4,343	4,341
Net income	$ 11,895	$ 7,653	$ 12,147	$ 9,357	$ 8,775
Basic earnings per share (usd per share)	$ 1.10	$ 1.00	$ 1.56	$ 1.37	$ 1.31
Diluted earnings per share (usd per share)	$ 1.10	$ 1.00	$ 1.56	$ 1.37	$ 1.31